Note 13 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of unconsolidated structured entities [abstract]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
	2022	2021
At the beginning of the year	1,383,774	957,352
Translation differences	7,336	(11,085)
Equity in earnings of non-consolidated companies	242,743	512,591
Impairment loss in non-consolidated companies (*)	(34,041)	-
Dividends and distributions declared (**)	(64,189)	(78,926)
Increase in equity reserves and others	5,023	3,842
At the end of the year	1,540,646	1,383,774

(*) Includes an impairment of $19.1 million related to the investment in Usiminas and $14.9 million related to the joint venture with PAO Severstal (“Severstal”). For more information see note 36.

(**) Related to Ternium and Usiminas. During 2022 and 2021 $66.2 million and$75.9 million respectively were collected.

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2022	2021	2022	2021
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,363,607	1,210,206
b) Usiminas (**)	Brazil	3.07%	3.07%	109,534	103,106
c) Techgen	Mexico	22.00%	22.00%	41,506	29,397
d) Global Pipe Company	Saudi Arabia	35.00%	35.00%	23,022	21,523
Others				2,977	19,542
				1,540,646	1,383,774

(*) Including treasury shares.

(**)  At December 31,2022 and 2021the voting rights were 5.19%.

Disclosure of detailed information about selected financial information [text block]
	Ternium
	2022	2021
Non-current assets	8,647,510	8,491,363
Current assets	8,844,038	8,606,544
Total assets	17,491,548	17,097,907
Non-current liabilities	1,506,325	1,649,105
Current liabilities	2,216,832	3,213,764
Total liabilities	3,723,157	4,862,869
Total equity	13,768,391	12,235,038
Non-controlling interests	1,922,434	1,700,019

Revenues	16,414,466	16,090,744
Gross profit	3,927,184	6,195,674
Net income for the year attributable to owners of the parent	1,767,516	3,825,068

	Usiminas
	2022	2021
Non-current assets	3,764,453	3,491,103
Current assets	3,901,844	3,583,814
Total assets	7,666,297	7,074,917
Non-current liabilities	1,671,249	1,575,321
Current liabilities	1,033,524	1,134,663
Total liabilities	2,704,773	2,709,984
Total equity	4,961,524	4,364,933
Non-controlling interests	523,741	467,551

Revenues	6,296,964	6,269,569
Gross profit	1,110,439	2,101,336
Net income for the year attributable to owners of the parent	319,979	1,687,682